2024 HIGHLIGHTS	12 Months Ended
Dec. 31, 2024
2024 HIGHLIGHTS
2024 HIGHLIGHTS

NOTE 2 – 2024 HIGHLIGHTS

The Company reported a net profit of R$10,380,754 in the fiscal year ended December 31, 2024. Below, we disclose the main events that occurred during the current year:

2.1Transmission Assets

a.Transmission Auction

In March 2024, Eletrobras won, through its subsidiary Eletronorte, 04 contracts in the Transmission Auction promoted by the National Electric Energy Agency - ANEEL, which will have a 30-year concession period, including licensing, construction and operation, as presented below:

			Construction period
Enterprise	Contract	RAP	(months)
SPE Nova Era Catarina Transmissora SA	012/2024	162,400	60
SPE Nova Era Ceará Transmissora S.A.	006/2024	114,500	60
SPE Nova Era Integração Transmissora S.A.	008/2024	302,000	66
SPE Nova Era Teresina Transmissora SA	004/2024	11,640	42
		590,540

b.Periodic Tariff Review (RTP) and Annual Allowable Revenue (RAP) 2024/2025

In July 2024, ANEEL published Approval Resolutions No. 3,344/2024 and No. 3,348/2024, which directly impacted the Company’s transmission concession contracts, resulting in additional recognition in the amount of R$6,129,771, under Regulatory Remeasurements - Transmission Agreements (for more information, note 15).

2.2Disposal of Shareholdings

a.Chapada do Piauí I and Chapada do Piauí II

In June 2024, the Company completed the sale of its 49% minority stake in the capital stock of 15 Special Purpose Entities (SPE), including Chapada do Piauí I Holding S.A. and Chapada do Piauí II Holding S.A., to Infraestrutura Brasil Holding XX S.A. (for more information, note 40).

b.ISA Energia

In July 2024, the Company received the amount of R$2,153,842, net of selling expenses, resulting from the conclusion of the secondary public offering of 93,000,000 preferred shares of ISA Energia, at a unit price of R$23.50, and negatively impacted the result by R$125,822 (for more information, note 16.1).

2.3 Debt Operations

a.Bonds 2035

In September 2024, Eletrobras completed the issuance of bonds totaling R$4,219,050 (US$750,000 thousand). The bonds, which mature in January 2035, have a coupon of 6.50% per year. Interest payments will be made semiannually, in the months of January and July, starting in January 2025 (for more information, note 22).

b.Debentures and Commercial Notes

In 2024, the Company concluded financial transactions totaling approximately R$30,000,000 in fundraising (for more information, note 22).

c.International Export Credit Agency

In December 2024, Eletrobras contracted financing guaranteed by the Italian Export Credit Agency - Servizi Assicurativi Del Commercio Estero SPA (SACE), in the amount of R$2,384,383 (US$400,000 thousand) (for more information, note 22).

2.4ELETRONET

In December 2024, the Company signed an agreement with LT – Bandeirante Empreendimentos Ltda. to acquire 51% of Eletronet SA, and will hold 100% of the company’s capital stock. Eletronet operates a national fiber optic network integrated with Eletrobras’ transmission lines, offering telecommunications and connectivity services. The acquisition will allow Eletrobras to take advantage of commercial synergies and reinforce its commitment to optimizing minority interests and generating value, in accordance with its Strategic Plan. The conclusion of the transaction is subject to usual market conditions and adjustments.